Summary of Significant Accounting Policies - Schedule of Depreciates Property and Equipment using the Straight-Line Method (Details)	Dec. 31, 2025
Office equipment [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	3 years
Office equipment [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	5 years
Computers [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	3 years
Computers [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	5 years
Furniture and fixture [Member] | Minimum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	3 years
Furniture and fixture [Member] | Maximum [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	5 years
Motor vehicle [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property plant and equipment	3 years
Leasehold Improvement [Member]
Schedule of Depreciates Property and Equipment using the Straight-Line Method [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the remaining term of the lease or 3 years, whichever is shorter